Document And Entity Information	Aug. 26, 2024
Document Information [Line Items]
Entity, Registrant Name	Rush Enterprises, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 26, 2024
Entity, Incorporation, State or Country Code	TX
Entity, File Number	0-20797
Entity, Tax Identification Number	74-1733016
Entity, Address, Address Line One	555 IH-35 South
Entity, Address, Address Line Two	Suite 500
Entity, Address, City or Town	New Braunfels
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78130
City Area Code	830
Local Phone Number	302-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001012019
ClassACommonStock001ParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	RUSHA
Security Exchange Name	NASDAQ
ClassBCommonStock001ParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock, $0.01 par value
Trading Symbol	RUSHB
Security Exchange Name	NASDAQ